Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 02, 2022
Goodwill [Line Items]
Good will	$ 35,926	$ 35,926	$ 35,900
Receivables exceeds carrying value	$ 92,300
December 31, 2029 [Member]
Goodwill [Line Items]
Term goodwill	5 years